Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Schedule of remaining contractual maturities of the lease liabilities
The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the reporting periods:

	2024	2023
Within 1 year	$2,758	$1,502
After 1 year but within 2 years	1,683	771
After 2 years but within 5 years	1,331	96
After 5 years	—	—
	3,014	867
Total	$5,772	$2,369